Trade and other receivables - Movement of allowance for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 22,330,000	$ 24,567,000
Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending Balance	(22,330,000)
Trade and other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,324,000	26,417,000	$ 26,382,000
Foreign exchange difference	(890,000)	907,000	35,000
Ending Balance	26,434,000	27,324,000	26,417,000
Final balance	26,434,000	27,324,000	26,417,000
Other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other receivables	4,104,000	2,757,000	4,141,000
Trade receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 22,330,000	$ 24,567,000	$ 22,276,000